Cover	Jul. 08, 2025
Document Information Line Items
Entity Registrant Name	ZIVO BIOSCIENCE, INC.
Entity Central Index Key	0001101026
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 08, 2025
Entity File Number	000-30415
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0699977
Entity Address Address Line 1	2125 Butterfield Road
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Troy
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48084
City Area Code	248
Local Phone Number	452-9866
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock Par Value Member
Document Information Line Items
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ZIVO
Warrants Purchase Member
Document Information Line Items
Security 12b Title	Warrants to purchase shares of CommonStock, par value $0.001 per share
Trading Symbol	ZIVOW